Risks and Financial Instruments - summary of foreign exchange hedging instruments designated as fair value hedge (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedges [line items]
Notional amount - R$	R$ 90.0
Result of hedging instruments - gain/(loss) - R$	0.6
Fair value adjustment of debt - R$	(0.2)
Financial expense in the statements of profit or loss - R$	R$ (0.4)
Average effective cost - DI %	99.90%	99.90%
Foreign exchange hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount - R$ | $		$ 395.0		$ 395.0
Result of hedging instruments - gain/(loss) - R$	R$ 79.5		R$ 149.2
Fair value adjustment of debt - R$	(36.8)		(28.5)
Financial expense in the statements of profit or loss - R$	R$ (130.3)		R$ (215.9)
Average effective cost - DI %	104.40%	104.40%	104.40%	104.40%
Interest rate hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount - R$	R$ 806.1		R$ 806.1
Result of hedging instruments - gain/(loss) - R$	73.0		25.8
Fair value adjustment of debt - R$	(77.0)		(13.3)
Financial expense in the statements of profit or loss - R$	R$ (68.1)		R$ (50.2)
Average effective cost - DI %	95.80%	95.80%	95.80%	95.80%